Statement of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2015 [1]	Jan. 31, 2015
Expenses
Sponsor ’s fees	$ 61,286	$ 37,406	$ 122,735	$ 154,685
Total expenses	61,286	37,406	122,735	154,685
Net investment loss	(61,286)	(37,406)	(122,735)	(154,685)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from gold bullion distributed for redemptions	(1,179)	636	(222,753)	5,978	[1]
Net change in unrealized appreciation (depreciation) on investments in gold bullion	(4,378,839)	(186,587)	(8,292,146)	(1,188,296)	[1]
Net realized and unrealized gain (loss) from operations	(4,380,018)	(185,951)	(8,514,899)	(1,182,318)
Net Decrease in Net Assets resulting from operations	$ (4,441,304)	$ (223,357)	$ (8,637,634)	$ (1,337,003)

[1]	Commencement of operations.